LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND


January 15, 1996


Dear Shareholder:


Stock market investors enjoyed a spectacular year in 1995. During the Fund's six month semi-annual reporting period, the Dow Jones Industrial Average topped 5,000 for the first time in its history, and the Russell 2500 returned 16.03%. In this bullish environment, The JPM Institutional U.S. Small Company Fund returned 15.58%, making it a strong participant in the market's rally. The Fund also produced attractive returns for the 12 months ended November 30, 1995, returning 32.01%, in line with the Russell 2500 return of 32.29%.

Viewed longer term, the strengths of the Fund's investment strategy and risk controls become more clear. For the ten years ended November 30, 1995, the Fund's average annual return was 12.53% -- outperforming the Russell Benchmark return of 11.78%. (The Russell Benchmark is comprised of the Russell 2000 Index prior to August 31, 1993 and the Russell 2500 Index thereafter.)

In the following sections we briefly explain the Fund's strategy, the market environment for the period, and attempt to answer the question that is no doubt on everyone's mind, "What should I expect in the year ahead."

OUR APPROACH TO IDENTIFYING LONG-TERM VALUE

To understand the Fund's performance over the period, we thought it important to briefly reexamine the Fund's investment strategy. Our research attempts to uncover undervalued companies that we believe will eventually be priced in accordance with their projected earnings, cash flow, and dividend-paying capabilities. The potential downfall over the short term is that although we believe an asset is worth more than its present purchase price over the long term, the market may price it lower based on shorter-term issues, such as lower-than-expected earnings for a quarter. Under this circumstance, we reexamine whether we still believe the asset holds fundamental value. If so, we patiently hold our position, confident that the market will, over time, recognize the asset's true value.

     ----------------------------------------------------------------------
     TABLE OF CONTENTS
       LETTER TO THE SHAREHOLDERS. . . . 1    FUND PERFORMANCE . . . . .6
       FUND FACTS AND HIGHLIGHTS . . . . 5    FINANCIAL STATEMENTS . . .8
     ----------------------------------------------------------------------

We believe it is prudent to practice a disciplined and rigorous form of risk control. For example, the Portfolio's construction minimizes sector weighting differentials from the Russell 2500 -- reflecting our belief that our information advantage comes more at the individual stock than at the sector level.

THE SMALL-CAP MARKET: LARGE GAINS WITH A NARROW FOCUS

The high returns for small-cap stocks mask some of the fluctuations that occurred during the period. One factor at work was the performance disparity in sector returns for the year and also for the period. For example, the high-flying technology stocks experienced widespread selling in August after rising dramatically for the first half of the year. Another trend was a rotation away from cyclical sectors into defensive growth stocks, such as utilities and food and drugs. At the same time, the favorable interest rate environment helped banks, insurance, and health care companies take the lead among market sectors.

At the end of the period, investors even began to move into sectors such as energy and capital goods, which had lagged the market throughout 1995. In addition, while investor buying was still focused on the S&P 500 large-cap stocks, signs existed that buying should begin to broaden, benefiting smaller company issues.

THE FUND'S PERFORMANCE AMID SHORT-TERM VIEWS

Viewed overall, the Portfolio's stock selection added value on an absolute basis between May and November 1995, but did not add value on a relative basis. During the period, investors were willing to pay for stocks within certain sectors in which they had a long-term positive fundamental outlook, such as technology, health care, and banking. It was only when technology stocks rose to uncomfortably high levels that they sold off. In contrast, economic uncertainty caused investors to take a very short-term view of sectors such as retail and consumer cyclicals, focusing on a company's latest quarterly earnings rather than on its long-term value.

In this environment, it came as no surprise that the stocks that added most to the Portfolio's relative returns for the period were within sectors in which investors had long-term confidence, and Morgan had recognized the value in these stocks earlier on. It is also easy to imagine why, given the Portfolio's long-term focus, the stocks that detracted most from performance were in sectors that were judged based on short-term events. Again, we continue to believe that the market will eventually price these underperformers in accordance with their long-term fundamental values.

We think it is also important to note that while the Portfolio is "sector neutral" relative to the Index, its diversification helped insulate it from the sector swings that occurred during the period. On a longer-term basis, we believe this diversification should help to improve the consistency of results.

--------------------------------------------------------------------------------
As is indicated in the chart on the right, the average rate of return of small company stocks between 1969 and 1994 (11.5%) was superior to returns provided by large company stocks (10.1%),government bonds (8.6%), corporate bonds (8.3%), and U.S. Treasury bills (7.0%). Moreover, small company stocks significantly outpaced the rate of U.S. inflation (5.7%) during the same period. It should be noted that, unlike stocks, U.S. government securities are backed by the full faith and credit of the United States and that corporate bonds offer a fixed rate of return if held to maturity. Also, past performance is no guarantee of future performance.

THE POWER OF SMALL COMPANY RETURNS

Compounded annual total returns (1969-1994)

[BAR GRAPH]

Small company stocks            11.5%
Large company stocks            10.1%
Long-term corporate bonds        8.6%
Long-term government bonds       8.3%
U.S. Treasury bills              7.0%
U.S. inflation                   5.7%

SOURCE: IBBOTSON ASSOCIATES. INDEX VALUES CALCULATED WITH REINVESTMENT OF DIVIDENDS AND INCOME. THE RUSSELL 2500 IS USED TO REPRESENT SMALL COMPANY STOCK PERFORMANCE AND IS DERIVED PRIOR TO 1979.

THIS CHART IS FOR ILLUSTRATIVE PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF ANY SPECIFIC SECURITY HELD IN THE PORTFOLIO.

--------------------------------------------------------------------------------


THE YEAR AHEAD: A RETURN TO BROAD-BASED MARKET PERFORMANCE

One of the big questions on investors' minds today is, "Could the small-cap market sustain its 1995 highs in 1996?" We believe it is unlikely either small or large-cap stocks will reproduce their 1996 highs, but we still predict attractive gains at more "normal" levels. We also expect buying to broaden, unlike in 1995 when the largest company stocks and a few sectors like technology and health care dominated the market. This environment should benefit The Pierpont Capital Appreciation Fund's diversified holdings.

While growth in corporate profitability began to decelerate during the third quarter of 1995, profits have held up well enough for us to raise our projections in this area for 1996. However, even with our upward revisions, operating profits in 1996 will likely be below the double-digit gains posted in 1994 and 1995. The bottom line, therefore, calls for a U.S. economy in which lower but more sustainable profitability will be the rule in the year ahead.

The surprisingly good inflation performance in 1995 suggests that arguments for continued restraint are diminishing. Our belief is that Fed motivations are shifting from a policy of growth prevention to a policy of recession prevention, implying that the central bank will be more responsive to signs of weakness going forward than it has been to date. Our view is that a rebound in the U.S. economy is likely next year, rather than continued sluggish economic growth, which should be beneficial for small-company stocks in general.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Management

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Institutional U.S. Small Company Fund seeks to provide a high total return from a portfolio of equity securities of small companies. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/19/93


--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/95
$223,667,254

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/26/95


EXPENSE RATIO

The Fund's annualized expense ratio of 0.76% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS

ALL DATA AS OF NOVEMBER 30, 1995


PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[pie chart]

      -  FINANCIAL 18.1%
      -  CONSUMER GOODS 17.2%
      -  TECHNOLOGY 17.2%
      -  SERVICES 10.8%
      -  HEALTH AND PERSONAL CARE 9.8%
      -  SHORT-TERM HOLDINGS 8.9%
      -  INDUSTRIAL 6.2%
      -  UTILITIES 5.6%
      -  ENERGY 4.2%
      -  TRANSPORTATION 2.0%


LARGEST EQUITY HOLDINGS                               % OF PORTFOLIO
--------------------------------------------------------------------------------

ADT                                                         1.6
BLACK & DECKER                                              1.5
CAPITAL RE CORP.                                            1.4
SERVICE CORP. INTERNATIONAL                                 1.2
MESA AIRLINES                                               1.2


1995 FEDERAL TAX NOTICE

During the six months ended November 30, 1995, the Fund paid to shareholders $0.22 from short-term capital gains and $0.08 per share in long-term capital gains.

FUND PERFORMANCE


EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                  TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                             --------------------       -----------------------------------------

                                             THREE       SIX               ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1995                      MONTHS      MONTHS            YEAR      YEARS*    YEARS*    YEARS*
-----------------------------------------------------------------       ------------------------------------------
The JPM Inst. U.S. Small Company Fund        2.45%       15.58%            32.01%    11.86%    21.07%    12.53%
Russell Benchmark**                          2.90%       16.03%            32.29%    15.71%    21.89%    11.78%
Morningstar Small Company Fund Average       2.73%       18.78%            32.04%    15.24%    21.33%    13.76%

AS OF SEPTEMBER 30, 1995
-----------------------------------------------------------------       ------------------------------------------
The JPM Inst. U.S. Small Company Fund        9.08%       19.02%            26.19%    17.56%    20.69%    13.85%
Russell Benchmark**                          9.61%       19.38%            25.49%    19.43%    21.91%    12.87%
Morningstar Small Company Fund Average      11.70%       21.86%            28.32%    19.47%    22.04%    14.80%


*REFLECTS PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR ENTITY OF THE U.S. SMALL COMPANY PORTFOLIO, FROM 11/30/83 THROUGH 7/19/93 (COMMENCEMENT OF OPERATIONS).

**THE RUSSELL BENCHMARK IS COMPRISED OF THE RUSSELL 2000 INDEX PRIOR TO AUGUST 31, 1993 AND THE RUSSELL 2500 INDEX THEREAFTER.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE MORNINGSTAR MUTUAL FUND RATING SERVICE IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE U.S. SMALL COMPANY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND'S INCEPTION REFLECTS THE PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR ENTITY TO THE U.S. SMALL COMPANY PORTFOLIO, WHICH HAS A SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PRIOR PERIOD REFLECTS DEDUCTION OF THE EXPENSES OF THE PIERPONT CAPITAL APPRECIATION FUND, WHICH WERE HIGHER THAN THE EXPENSES FOR THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND, AFTER REIMBURSEMENT.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume reinvestment of income, and reflect the reimbursement of certain Fund expenses. Had expenses not been subsidized, returns would have been lower.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company Portfolio ("Portfolio"), at value         $223,611,353
Receivable for Shares of Beneficial Interest Sold                                   93,000
Deferred Organization Expenses                                                      19,561
Other Assets                                                                         9,551
                                                                               -----------
    Total Assets                                                               223,733,465
                                                                               -----------

LIABILITIES
Shareholder Servicing Fee Payable                                                   31,857
Professional Fees Payable                                                            5,593
Printing Fee Payable                                                                 5,068
Administration Fee Payable                                                           4,423
Registration Fee Payable                                                             4,306
Fund Services Fee Payable                                                              895
Accrued Expenses                                                                    14,069
                                                                               -----------
    Total Liabilities                                                               66,211
                                                                               -----------

NET ASSETS
Applicable to 17,826,626 Shares of Beneficial Interest Outstanding             $223,667,254
 (par value $0.001, unlimited shares authorized)
                                                                               -----------
                                                                               -----------
Net Asset Value, Offering and Redemption Price Per Share                            $12.55
                                                                               -----------
                                                                               -----------

ANALYSIS OF NET ASSETS
Paid-In Capital                                                                $194,036,573
Undistributed Net Investment Income                                              1,168,618
Accumulated Net Realized Gain on Investment                                      9,898,918
Net Unrealized Appreciation of Investment                                       18,563,145
                                                                               -----------
    Net Assets                                                                 $223,667,254
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                               $1,494,989
Allocated Dividend Income (Net of Withholding Tax of $8,346)
                                                                                  403,158
Allocated Interest Income
                                                                                 (617,352)
Allocated Portfolio Expenses
                                                                               ----------
                                                                                1,280,795
    Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                           $  47,782
Administration Fee                                                     24,620
Fund Services Fee                                                       7,604
Printing Expense                                                        7,521
Blue Sky Fees                                                           6,044
Amortization of Organization Expenses                                   5,846
Professional Fees                                                       5,445
Registration Fees                                                       4,306
Transfer Agent Fees                                                     3,839
Trustees' Fees and Expenses                                             2,068
Insurance Fee                                                             586
Miscellaneous                                                           1,503
                                                                    ---------
    Total Fund Expenses                                               117,164
Less: Reimbursement of Expenses                                        (4,932)
                                                                    ---------
                                                                                 (112,232)
NET FUND EXPENSES
                                                                               ----------

                                                                                1,168,563
NET INVESTMENT INCOME

                                                                                9,980,649
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO

                                                                               15,171,194
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT ALLOCATED FROM
 PORTFOLIO
                                                                               ----------
                                                                               $26,320,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                               ----------
                                                                               ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE SIX
                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                        NOVEMBER 30, 1995       YEAR ENDED
                                                                           (UNAUDITED)         MAY 31, 1995
                                                                        ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                     $    1,168,563      $     1,127,535
Net Realized Gain on Investment Allocated from Portfolio                       9,980,649            4,957,567
Net Change in Unrealized Appreciation of Investment Allocated from
  Portfolio                                                                   15,171,194            7,332,140
                                                                        ------------------  -------------------
Net Increase in Net Assets Resulting from Operations                          26,320,406           13,417,242
                                                                        ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                           (575,331)            (780,043)
Net Realized Gain on Investment                                               (4,488,709)                  --
                                                                        ------------------  -------------------
Total Distributions to Shareholders                                           (5,064,040)            (780,043)
                                                                        ------------------  -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                              59,325,505           96,898,913
Reinvestment of Dividends and Distributions                                    4,568,344              655,637
Cost of Shares of Beneficial Interest Redeemed                               (10,761,956)         (32,053,529)
                                                                        ------------------  -------------------
Net Increase from Transactions in Shares of Beneficial Interest               53,131,893           65,501,021
                                                                        ------------------  -------------------
Total Increase in Net Assets                                                  74,388,259           78,138,220
NET ASSETS
Beginning of Period                                                          149,278,995           71,140,775
                                                                        ------------------  -------------------
End of Period (including undistributed net investment income of
  $1,168,618 and $575,376, respectively)                                  $  223,667,254      $   149,278,995
                                                                        ------------------  -------------------
                                                                        ------------------  -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                                FOR THE PERIOD
                                                              FOR THE SIX         FOR THE        JULY 19, 1993
                                                              MONTHS ENDED        FISCAL       (COMMENCEMENT OF
                                                           NOVEMBER 30, 1995    YEAR ENDED    OPERATIONS) THROUGH
                                                              (UNAUDITED)      MAY 31, 1995      MAY 31, 1994
                                                           ------------------  -------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    11.16       $     10.03        $   10.00
                                                                 --------      -------------         -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.06              0.10             0.04
Net Realized and Unrealized Gain on Investments                      1.67              1.12               --
                                                                 --------      -------------         -------
Total from Investment Operations                                     1.73              1.22             0.04
                                                                 --------      -------------         -------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                               (0.04)            (0.09)           (0.01)
Net Realized Gains                                                  (0.30)               --               --
                                                                 --------      -------------         -------
Total Distributions                                                 (0.34)            (0.09)           (0.01)
                                                                 --------      -------------         -------
NET ASSET VALUE, END OF PERIOD                                 $    12.55       $     11.16        $   10.03
                                                                 --------      -------------         -------
                                                                 --------      -------------         -------
Total Return                                                        15.58%+           12.26%            0.42%+

RATIOS AND SUPPLEMENTAL DATA:
Net Assets at end of Period (in Thousands)                     $  223,667       $   149,279        $  71,141
Ratios to Average Net Assets:
    Expenses                                                          0.76%(a)         0.80 %            0.80    %(a)
    Net Investment Income                                             1.22    (a)         1.14 %            0.93    %(a)
    Decrease reflected in above Expense ratio due to
     Expense Reimbursements                                           0.01    (a)         0.11 %            0.27    %(a)

+ Not annualized.
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional U.S. Small Company Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 19, 1993.

The Fund invests all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (32% at November 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $49,795. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the six months ended November 30, 1995, Signature's fee for these services amounted to $24,620.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios' in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated at 0.05% of the Fund's average daily net assets. For the three months ended August 31, 1995, Morgan agreed to reimburse the Fund $4,932 for expenses that exceeded this limit. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.80% of the average daily net assets of the Fund through September 30, 1996. For the six months ended November 30, 1995, no reimbursement was necessary.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which the Fund invests, in accordance with the following annual schedule: 0.06% on the first $7 billion of the

THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share that the Fund's net assets bear to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended November 30, 1995, the fee for these services amounted to $47,782. Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.10% of average daily net assets.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. For the six months ended November 30, 1995, the Fund's allocated portion of Group's costs in performing its services amounted to $7,604.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from the Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services fee shown in the financial statements was $1,000.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                       FOR THE SIX         FOR THE
                                                                       MONTHS ENDED      FISCAL YEAR
                                                                    NOVEMBER 30, 1995       ENDED
                                                                       (UNAUDITED)      MAY 31, 1995
                                                                    ------------------  -------------
Shares sold                                                               4,949,878        9,385,373
Reinvestments of dividends                                                  381,013           67,820
Shares redeemed                                                            (879,351)      (3,172,445)
                                                                           --------     -------------
Net increase                                                              4,451,540        6,280,748
                                                                           --------     -------------
                                                                           --------     -------------

The U.S. Small Company Portfolio
Semi-Annual Report November 30, 1995

(unaudited)

(The following pages should be read in conjunction with The JPM Institutional U.S. Small Company Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
COMMON STOCKS (92.3%)
BASIC INDUSTRIES (6.3%)
AGRICULTURE (0.7%)
Dekalb Genetics Corp. Class B.....................        109,000  $   4,891,375
                                                                   -------------
CHEMICALS (1.7%)
Albemarle Corp....................................        213,300      3,919,388
Applied Extrusion Technologies, Inc. (a)..........         10,900        138,975
Wellman, Inc......................................        322,500      8,264,063
                                                                   -------------
                                                                      12,322,426
                                                                   -------------
METALS & MINING (3.6%)
Allegheny Ludlum Corp.............................        427,800      7,967,775
Commercial Metals Co..............................        216,500      5,087,750
Freeport McMoRan Copper & Gold Inc. Class A.......         90,800      2,451,600
J&L Specialty Steel, Inc..........................         16,400        270,600
Kaiser Aluminum Corp. (a).........................        172,286      2,498,147
Maverick Tube Corp. (a)...........................        128,400        818,550
Minera Rayrock, Inc. *(a).........................        696,600        769,157
Oregon Steel Mills, Inc...........................        107,300      1,475,375
Schnitzer Steel Industries, Inc. Class A..........          6,500        192,563
Steel Technologies, Inc...........................        416,700      3,646,125
                                                                   -------------
                                                                      25,177,642
                                                                   -------------
PAPER & FOREST PRODUCTS (0.3%)
Glatfelter (P.H.) Co..............................        128,800      2,463,300
                                                                   -------------
Total Basic Industries............................                    44,854,743
                                                                   -------------
CONSUMER GOODS & SERVICES (17.3%)
AUTOMOTIVE SUPPLIES (0.9%)
Excel Industries, Inc.............................        199,500      2,443,875
Simpson Industries, Inc...........................        408,900      3,884,550
                                                                   -------------
                                                                       6,328,425
                                                                   -------------
BEVERAGES, FOOD, SOAP & TOBACCO (1.8%)
Adolph Coors Co. Class B..........................        110,000      2,241,250
Bush Boake Allen, Inc. (a)........................         55,000      1,691,250
Dreyer's Grand Ice Cream, Inc.....................         29,000        957,000
Eskimo Pie Corp...................................         39,400        738,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
Nabisco Holdings Corp. Class A....................         84,600  $   2,389,950
Riviana Foods Inc.................................         77,000        981,750
Sanfilippo, John B. and Son Inc. (a)..............         12,000        108,000
Universal Foods Corp..............................        102,300      3,567,713
                                                                   -------------
                                                                      12,675,663
                                                                   -------------
ENTERTAINMENT, LEISURE & MEDIA (3.2%)
Boyd Gaming Corp. (a).............................        274,400      3,292,800
Carmike Cinemas, Inc. (a).........................          6,100        149,450
Comcast UK Cable Partners Ltd.* (a)...............         71,400        910,350
Heritage Media Corp. Class A(a)...................         72,800      1,901,900
IMAX Corp. (a)....................................         94,100      2,217,231
K-III Communications Corp. (a)....................        100,000      1,175,000
Nelson Thomas, Inc................................         33,000        536,250
Paging Network, Inc. (a)..........................        324,600      7,262,925
People's Choice TV Corp. (a)......................         42,000        897,750
Pixar, Inc. (a)...................................          7,100        290,213
Sports Club Company, Inc. (a).....................         51,200        185,600
Starbucks Corp. (a)...............................         25,400      1,073,150
Telewest Communications PLC (ADR) (a).............         54,000      1,370,250
Videotron Holdings PLC (ADR) (a)..................         69,000      1,017,750
                                                                   -------------
                                                                      22,280,619
                                                                   -------------
HOME CONSTRUCTION (0.6%)
Bush Industries, Inc..............................         50,600        847,550
D.R. Horton, Inc..................................        301,815      3,055,875
                                                                   -------------
                                                                       3,903,425
                                                                   -------------
MERCHANDISING (4.3%)
Borders Group Inc. (a)............................         94,500      1,665,563
Catherines Stores Corp. (a).......................        151,900      1,243,681
Dollar General Corp...............................         82,300      2,232,388
Fastenal Co.......................................         22,900        948,919
First Brands Corp.................................         31,200      1,427,400
Garden Ridge Corp. (a)............................         30,700      1,147,413
Hannaford Brothers Co.............................         39,200        940,800
Kohls Corp. (a)...................................         37,400      2,019,600
Leslie's Poolmart (a).............................         58,000        812,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
Neostar Retail Group, Inc. (a)....................         25,400  $     268,288
Nine West Group, Inc. (a).........................         46,500      2,063,438
Office Depot Inc. (a).............................         37,600        921,200
One Price Clothing Stores, Inc. (a)...............        294,700      1,215,638
Penn Traffic Co. (a)..............................        125,800      1,635,400
Sam & Libby, Inc. (a).............................            914          1,114
Scott Paper Ltd.*.................................         55,300      1,002,402
Stop and Shop Companies, Inc. (a).................         39,000        823,875
TJX Companies, Inc................................        424,800      7,062,300
Trans World Entertainment (a).....................         94,400        247,800
Urban Outfitters, Inc. (a)........................         44,900      1,015,863
Vons Companies Inc. (a)...........................         60,800      1,611,200
                                                                   -------------
                                                                      30,306,282
                                                                   -------------
MISCELLANEOUS (2.5%)
Aaron Rents, Inc..................................         19,900        353,225
Chaus (Bernard), Inc. (a).........................        154,600        560,425
DeVRY, Inc. (a)...................................        116,000      3,088,500
FlightSafety International, Inc...................         21,100      1,107,750
Fruit of the Loom, Inc. Class A (a)...............        109,900      2,129,313
Gucci Group (a)...................................         34,500      1,190,250
Holson Burnes Group, Inc. (a).....................        100,000        375,000
Johnson Worldwide Associates, Inc. (a)............         82,800      1,873,350
Oakley, Inc. (a)..................................         15,600        499,200
Safety 1st, Inc. (a)..............................        141,300      2,826,000
SCP Pool Corp. (a)................................         27,900        285,975
St. John Knits, Inc...............................         14,600        684,375
Warnaco Group, Inc. Class A.......................         69,000      1,742,250
Wolverine World Wide, Inc.........................         22,100        696,150
                                                                   -------------
                                                                      17,411,763
                                                                   -------------
PERSONAL SECURITY (1.9%)
ADT Ltd. (a)......................................        796,000     11,144,000
Pinkerton's, Inc. (a).............................        124,500      2,490,000
                                                                   -------------
                                                                      13,634,000
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
PERSONAL SERVICES (1.3%)
Equity Corp. International (a)....................         32,000  $     624,000
Service Corp. International.......................        210,600      8,555,625
                                                                   -------------
                                                                       9,179,625
                                                                   -------------
RESTAURANTS & HOTELS (0.8%)
Doubletree Corp. (a)..............................         27,900        589,388
Players International, Inc. (a)...................         67,200        886,200
Royal Caribbean Cruises Ltd.*.....................        146,100      3,542,925
Sbarro, Inc.......................................         32,000        716,000
                                                                   -------------
                                                                       5,734,513
                                                                   -------------
Total Consumer Goods & Services...................                   121,454,315
                                                                   -------------
ENERGY (4.3%)
OIL & GAS PRODUCTION (3.5%)
Anadarko Petroleum Corp...........................         62,500      3,007,812
Devon Energy Corp.................................        130,700      3,153,138
Noble Affiliates, Inc.............................         38,900      1,055,163
Oryx Energy Co. (a)...............................        403,000      5,289,375
Pogo Producing Co.................................         67,800      1,559,400
Tejas Power Corp. Class A (a).....................         62,000        496,000
Tesoro Petroleum Corp. (a)........................         52,900        443,038
Texas Meridian Resources Corp. (a)................         99,300      1,228,838
TransCanada Pipelines Ltd.........................        427,100      5,765,850
Vintage Petroleum, Inc............................        146,200      2,997,100
                                                                   -------------
                                                                      24,995,714
                                                                   -------------
OIL-SERVICES (0.8%)
Camco International, Inc..........................          2,100         49,476
Dreco Energy Services Ltd. Class A (a)............        111,700      1,675,500
Noble Drilling Corp. (a)..........................        335,400      2,473,575
Oceaneering International, Inc. (a)...............        117,700      1,147,575
                                                                   -------------
                                                                       5,346,126
                                                                   -------------
Total Energy......................................                    30,341,840
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (18.4%)
BANKING (8.3%)
Banknorth Group, Inc..............................         65,600  $   2,222,200
Bay View Capital Corp.............................         57,000      1,613,812
Charter One Financial Inc.........................        139,400      4,443,375
Cole Taylor Financial Group, Inc..................         34,900        946,663
Colonial Bancgroup, Inc. Class A..................         75,700      2,223,688
Commerce Bancorp, Inc.............................         62,000      1,387,250
Community First Bankshares, Inc...................         66,000      1,369,500
First Commerce Corp...............................        186,900      6,027,525
Firstar Corp......................................        158,700      6,506,700
FirstFed Financial Corp. (a)......................         64,500        991,688
GBC Bancorp.......................................         70,700      1,219,575
HUBCO, Inc........................................         63,700      1,262,056
Integra Financial Corp............................         32,800      2,029,500
Irwin Financial Corp..............................         19,700        770,763
Mark Twain Bancshares, Inc........................         32,000      1,196,000
National Commerce Bancorp.........................         97,200      2,539,350
Northern Trust Corp...............................         31,700      1,652,363
Pinnacle Financial Services, Inc..................         22,700        408,600
Roosevelt Financial Group, Inc....................        180,200      3,040,875
Silicon Valley Bancshares (a).....................         52,200      1,161,450
Southern National Corp............................        232,000      6,090,000
Sterling Bancshares, Inc..........................         52,650        908,213
Trustco Bank Corp. of New York....................         73,044      1,588,707
Westamerica Bancorporation........................         74,200      3,032,925
Wilmington Trust Corp.............................        127,100      4,059,256
                                                                   -------------
                                                                      58,692,034
                                                                   -------------
FINANCIAL SERVICES (0.7%)
Donaldson, Lufkin & Jenrette, Inc. (a)............         17,100        568,575
Litchfield Financial Corp.........................         38,800        526,225
Payco American Corp. (a)..........................         78,000        663,000
Southwest Securities Group, Inc...................        105,700      1,083,425
SPS Transaction Services, Inc. (a)................         62,400      1,723,800
WFS Financial, Inc. (a)...........................         14,300        232,375
                                                                   -------------
                                                                       4,797,400
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (CONTINUED)
INSURANCE (4.5%)
AMBAC Inc.........................................        102,000  $   4,500,750
Capital Re Corp...................................        337,500     10,125,000
First Colony Corp.................................        112,400      2,922,400
Fremont General Corp..............................         55,200      1,904,400
Mid Ocean Limited*................................         39,300      1,463,925
MMI Companies, Inc................................        207,600      4,878,600
Partner Re Limited*...............................        128,900      3,391,681
RenaissanceRe Holdings Ltd. (a)...................         61,100      1,672,613
USF&G Corp........................................         68,000      1,173,000
                                                                   -------------
                                                                      32,032,369
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (4.9%)
Associated Estates Realty Corp....................         46,200        889,350
Bay Apartment Communities, Inc....................         31,100        676,425
Cali Realty Corp..................................         71,900      1,420,025
Capstone Capital Trust Inc........................         83,100      1,537,350
CenterPoint Properties Corp.......................         49,900      1,110,275
Chelsea GCA Realty, Inc...........................         55,700      1,552,638
Colonial Properties Trust.........................         43,400      1,068,725
Developers Diversified Realty Corp................         64,500      1,822,125
Gables Residential Trust..........................         24,200        532,400
Health & Retirement Property Trust................        132,400      2,151,500
Healthcare Realty Trust, Inc......................        145,400      3,017,050
Home Properties of New York, Inc..................         52,500        885,937
Hospitality Properties Trust......................         26,500        692,312
Liberty Property Trust............................         63,100      1,230,450
MerryLand & Investment Company, Inc...............         39,500        873,937
ROC Communities, Inc..............................         94,000      2,103,250
Security Capital Industrial Trust.................        100,600      1,672,475
Security Capital Pacific Trust....................        174,700      3,362,975
Sovran Self Storage, Inc..........................         43,900      1,092,012
Starwood Lodging Trust............................         60,100      1,660,262
Storage Trust Realty..............................         71,900      1,446,987
Summit Properties, Inc............................         38,900        739,100
Sun Commodities, Inc..............................         31,700        792,500
Vornado Realty Trust..............................         35,100      1,246,050

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (CONTINUED)
Wellsford Residential Property Trust..............         44,500  $     928,937
                                                                   -------------
                                                                      34,505,047
                                                                   -------------
Total Finance.....................................                   130,026,850
                                                                   -------------
HEALTHCARE (10.0%)
BIOTECHNOLOGY (3.3%)
Allergan, Inc.....................................         45,900      1,422,900
Athena Neurosciences, Inc. (a)....................        129,800      1,184,425
GeneMedicine, Inc. (a)............................         68,100        449,034
Genzyme Corp. (a).................................         26,100      1,709,550
Human Genome Sciences, Inc. (a)...................         28,600        772,200
Incyte Pharmaceuticals, Inc. (a)..................         88,700      1,574,425
IVAX Corp.........................................         52,700      1,403,138
Myriad Genetics, Inc. (a).........................         14,600        456,250
Neurogen Corp. (a)................................         45,800        950,350
Norland Medical Systems (a).......................         10,800        230,850
North American Biologicals, Inc. (a)..............        197,565      1,876,867
Northfield Laboratories, Inc. (a).................         12,300        202,950
Oncor, Inc. (a)...................................        142,400        836,600
Perseptive Biosystems, Inc. (a)...................        359,600      3,371,250
SangStat Medical Corp. (a)........................        104,300        814,844
Sequana Therapeutics, Inc. (a)....................         66,300        770,738
Somatogen, Inc. (a)...............................         90,100      1,238,875
Targeted Genetics Corp. (a).......................        108,400        562,325
Vertex Pharmaceuticals, Inc. (a)..................        101,500      2,061,719
Vical, Inc. (a)...................................        124,800      1,162,200
                                                                   -------------
                                                                      23,051,490
                                                                   -------------
HEALTH SERVICES (4.9%)
Advocat, Inc. (a).................................        156,300      1,621,612
American Oncology Resources, Inc. (a).............         34,100      1,227,600
Apria Healthcare Group, Inc. (a)..................        179,500      5,452,312
Caremark International, Inc.......................         50,000        981,250
Enterprise Systems, Inc. (a)......................          6,700        210,213
HCIA, Inc. (a)....................................         19,900        897,987
Health Care & Retirement Corp. (a)................        173,600      5,815,600
Health Management Associates, Inc. Class A (a)....        243,350      6,448,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
HEALTHCARE (CONTINUED)
Mariner Health Group, Inc. (a)....................        253,000  $   3,368,063
Owens & Minor, Inc. Holding Co....................        243,200      3,161,600
Physician Sales & Services, Inc. (a)..............         35,500        678,937
Sierra Health Services, Inc. (a)..................         24,200        792,550
Sterling House Corp. (a)..........................         10,900        121,263
Summit Care Corp. (a).............................        147,000      3,307,500
Total Renal Care Holdings, Inc. (a)...............         22,000        591,250
Vivra, Inc. (a)...................................          3,800         86,450
                                                                   -------------
                                                                      34,762,962
                                                                   -------------
HOSPITAL SUPPLIES (1.8%)
CellPro, Inc. (a).................................        203,000      2,537,500
Fresenius USA, Inc. (a)...........................        241,900      4,172,775
InStent, Inc. (a).................................         62,400        998,400
KeraVision, Inc. (a)..............................        109,300      1,222,794
Metra Biosystems, Inc. (a)........................         52,300      1,098,300
Research Industries Corp. (a).....................         26,100        721,012
Summit Medical Systems (a)........................          4,700        105,456
Vital Signs, Inc..................................        102,700      2,066,837
                                                                   -------------
                                                                      12,923,074
                                                                   -------------
Total Healthcare..................................                    70,737,526
                                                                   -------------
INDUSTRIAL PRODUCTS & SERVICES (11.0%)
CAPITAL GOODS (0.3%)
Gardner Denver Machinery, Inc. (a)................        147,100      2,427,150
                                                                   -------------
COMMERCIAL SERVICES (2.0%)
Advo, Inc.........................................         80,700      2,138,550
Banta Corp........................................        139,800      6,081,300
Consolidated Graphics, Inc. (a)...................        121,100      2,936,675
Emmis Broadcasting Corp. Class A (a)..............         22,000        594,000
Leasing Solutions, Inc. (a).......................         22,800        360,525
Measurex Corp.....................................         22,400        627,200
Robert Half International, Inc. (a)...............         34,700      1,392,337
                                                                   -------------
                                                                      14,130,587
                                                                   -------------
DIVERSIFIED MANUFACTURING (3.2%)
Apogee Enterprises, Inc...........................         43,200        642,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
INDUSTRIAL PRODUCTS & SERVICES (CONTINUED)
Brady (WH) Co., Class A Non-Voting................         56,400  $   4,314,600
Collins & Aikman Corp. (a)........................        160,200      1,021,275
Greenfield Industries, Inc........................         33,800      1,043,575
Kaydon Corp.......................................        130,327      3,877,228
Kuhlman Corp......................................         44,600        512,900
Libbey, Inc.......................................         73,300      1,658,412
PACCAR, Inc.......................................        103,500      4,554,000
Regal-Beloit Corp.................................         21,600        475,200
Trinova Corp......................................         27,300        839,475
USG Corp. (a).....................................         81,100      2,382,313
Whittaker Corp. (a)...............................         35,300        626,575
Worldtex, Inc. (a)................................         52,000        292,500
Zoltek Companies, Inc. (a)........................         22,100        310,781
                                                                   -------------
                                                                      22,551,434
                                                                   -------------
ELECTRICAL EQUIPMENT (0.8%)
Charter Power Systems, Inc........................         24,200        595,925
Encore Wire Corp. (a).............................         76,200        790,575
Grainger (W.W.), Inc..............................         54,900      3,671,437
Integrated Device Technology, Inc. (a)............         35,600        602,975
                                                                   -------------
                                                                       5,660,912
                                                                   -------------
MACHINERY (3.3%)
Applied Power, Inc. Class A.......................        145,600      4,750,200
Black & Decker Corp...............................        280,500     10,483,688
Briggs & Stratton Corp............................         16,000        666,000
Coltec Industries, Inc. (a).......................        325,500      3,580,500
Intermet Corp. (a)................................        319,700      3,856,381
                                                                   -------------
                                                                      23,336,769
                                                                   -------------
POLLUTION CONTROL (1.4%)
Dames & Moore, Inc................................        426,000      5,591,250
Mid-American Waste Systems, Inc. (a)..............        225,400        901,600
Sevenson Environmental Services, Inc..............         34,300        604,538
Tetra Technologies, Inc. (a)......................        164,700      2,717,550
                                                                   -------------
                                                                       9,814,938
                                                                   -------------
Total Industrial Products & Services..............                    77,921,790
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (17.3%)
AEROSPACE (0.8%)
Orbital Sciences Corp. (a)........................        156,600  $   2,466,450
Rohr Industries, Inc. (a).........................        230,500      3,371,062
                                                                   -------------
                                                                       5,837,512
                                                                   -------------
COMPUTER-PERIPHERALS (2.6%)
Alantec Corporation (a)...........................         73,500      3,031,875
Boca Research, Inc. (a)...........................         41,300      1,197,700
FEI Co. (a).......................................         59,200        677,100
Mylex Corp. (a)...................................         60,700      1,145,713
Network Appliance, Inc. (a).......................         12,200        371,337
Planar Systems, Inc. (a)..........................        191,000      2,960,500
Quantum Corp. (a).................................        144,100      2,692,868
Read-Rite Corp. (a)...............................        221,500      6,063,562
                                                                   -------------
                                                                      18,140,655
                                                                   -------------
COMPUTER-SOFTWARE (4.8%)
Arbor Software Corporation (a)....................          3,500        150,500
Astea International, Inc. (a).....................          6,300        130,725
Autodesk, Inc.....................................         76,700      2,713,262
Avid Technology, Inc. (a).........................        161,100      6,383,587
BMC Software, Inc. (a)............................         37,200      1,576,350
Checkfree Corp. (a)...............................         23,300        583,956
Clarify, Inc. (a).................................          5,500        153,313
CyCare Systems, Inc. (a)..........................          1,900         53,200
DST Systems, Inc. (a).............................         31,800        918,225
Fractal Design Corp. (a)..........................          5,400         78,300
Inso Corp. (a)....................................         36,500      1,469,125
Logic Works, Inc. (a).............................         21,100        305,950
Microtec Research, Inc. (a).......................         55,400        754,825
On Technology Corp. (a)...........................         22,100        325,975
Phoenix Technologies Ltd. (a).....................        101,000      1,237,250
Pinnacle Systems, Inc. (a)........................         49,500      1,621,125
Policy Management Systems Corp. (a)...............         62,900      2,814,775
Quarterdeck Corp. (a).............................         39,400      1,260,800
Rational Software Corp. (a).......................        150,500      2,643,156
Sybase, Inc. (a)..................................         43,400      1,527,138
Symantec Corp. (a)................................        191,000      5,073,438

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (CONTINUED)
SYNC Research, Inc. (a)...........................          5,000  $     252,500
Vantive Corp. (a).................................         40,800      1,030,200
Verity, Inc. (a)..................................         25,700      1,278,575
                                                                   -------------
                                                                      34,336,250
                                                                   -------------
ELECTRONICS (1.5%)
Amphenol Corp. (a)................................         40,300        906,750
Dynamics Corp. of America.........................         20,200        469,650
General Signal Corp...............................        113,600      3,663,600
Input/Output, Inc. (a)............................         32,900      1,517,513
Nimbus CD International, Inc. (a).................        111,700        984,356
Symbol Technologies, Inc. (a).....................         56,700      2,182,950
Vishay Intertechnology, Inc. (a)..................         27,900        976,500
                                                                   -------------
                                                                      10,701,319
                                                                   -------------
INFORMATION PROCESSING (0.2%)
IDX Systems Corp. (a).............................          9,700        263,719
Network Computing Devices, Inc. (a)...............        136,500      1,151,719
                                                                   -------------
                                                                       1,415,438
                                                                   -------------
SEMICONDUCTORS (2.1%)
Advanced Technology Materials, Inc. (a)...........        176,400      1,819,125
Asyst Technologies, Inc. (a)......................         21,300        934,537
Brooktree Corp. (a)...............................        162,700      2,084,593
Cooper & Chyan Technology, Inc. (a)...............          3,500         47,906
Credence Systems Corp. (a)........................         49,800      1,490,887
Mentor Graphics Corp. (a).........................         81,200      1,629,075
Micrel, Inc. (a)..................................        188,500      3,180,937
Micrion Corp. (a).................................         70,300        834,812
Microchip Technology, Inc. (a)....................         30,400      1,223,600
SDL, Inc. (a).....................................         82,300      1,810,600
                                                                   -------------
                                                                      15,056,072
                                                                   -------------
TELECOMMUNICATIONS-EQUIPMENT (5.3%)
Andrew Corp. (a)..................................         17,000        737,375
Applied Digital Access, Inc. (a)..................        153,900      1,846,800
BroadBand Technologies, Inc. (a)..................         40,000        695,000
Ceridian Corp. (a)................................         26,000      1,092,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (CONTINUED)
Comdial Corp. (a).................................        199,100  $   2,065,662
Digital Microwave Corp. (a).......................         11,000        134,750
EchoStar Communications Corp. Class A (a).........         14,200        216,550
Harris Corp.......................................        103,100      5,941,137
Heartland Wireless Communications, Inc. (a).......         58,400      1,635,200
International Cabletel, Inc. (a)..................         40,000      1,035,000
Metrocall, Inc. (a)...............................         40,000        970,000
MFS Communications Co. (a)........................            263         12,086
MFS Communications Co. (Depository Shares) (a)....         15,100        643,638
Mobilemedia Corp. (a).............................        106,000      2,729,500
Network General Corp. (a).........................         81,500      3,428,093
Scientific-Atlanta, Inc...........................        435,300      6,910,387
Security Dynamics Technologies, Inc. (a)..........         57,400      2,848,475
Spectrian Corp. (a)...............................         46,100      1,089,112
TelCom Semiconductor, Inc. (a)....................         51,100        421,575
Wireless One, Inc. (a)............................         23,000        359,375
XcelleNet, Inc. (a)...............................        134,900      2,546,237
                                                                   -------------
                                                                      37,357,952
                                                                   -------------
Total Technology..................................                   122,845,198
                                                                   -------------
TRANSPORTATION (2.0%)
AIRLINES (1.2%)
Mesa Airlines, Inc. (a)...........................        934,500      8,527,312
                                                                   -------------
TRUCKING & FREIGHT CARRIERS (0.8%)
American Freightways Corp. (a)....................         38,500        529,375
Heartland Express, Inc. (a).......................         31,900        957,000
USA Truck, Inc. (a)...............................         31,400        351,287
Werner Enterprises, Inc...........................        179,300      3,787,713
                                                                   -------------
                                                                       5,625,375
                                                                   -------------
Total Transportation..............................                    14,152,687
                                                                   -------------
UTILITIES (5.8%)
ELECTRIC (3.4%)
California Energy Co., Inc. (a)...................         86,800      1,670,900
Central Hudson Gas & Electric Corp................        160,500      4,875,188
Central Louisiana Electric........................         57,700      1,478,563

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
UTILITIES (CONTINUED)
Illinova Corp.....................................         50,100  $   1,421,588
Maine Public Service Co...........................         38,100        800,100
Pinnacle West Capital Corp........................        172,600      4,703,350
Potomac Electric Power Co.........................        117,100      2,868,950
Washington Water Power Co.........................        259,300      4,570,163
Western Resource, Inc.............................         50,200      1,662,875
                                                                   -------------
                                                                      24,051,677
                                                                   -------------
NATURAL GAS (1.2%)
Atlanta Gas Light Co..............................         40,300      1,541,475
Brooklyn Union Gas Co.............................         83,100      2,347,575
El Paso Natural Gas Co............................         32,900      1,011,675
Providence Energy Corp............................         86,300      1,413,163
United Cities Gas Co..............................        109,100      1,827,425
                                                                   -------------
                                                                       8,141,313
                                                                   -------------
WATER (1.2%)
American Water Works Inc..........................        149,100      4,789,837
Aquarion Co.......................................         25,600        598,400
E'Town Corp.......................................         36,600      1,075,125
SJW Corp..........................................          9,600        333,600
Southern California Water Co......................         80,500      1,519,437
                                                                   -------------
                                                                       8,316,399
                                                                   -------------
Total Utilities...................................                    40,509,389
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $593,534,907).............................                   652,844,338
                                                                   -------------
CONVERTIBLE PREFERRED STOCK (0.0+%)
TECHNOLOGY - ELECTRONICS (0.0+%)
Comptronix Corp., Series A........................             13             43
                                                                   -------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $20)......................................                            43
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -------------  ------------
CORPORATE OBLIGATION (0.3%)
Boston Chicken, Inc., 4.50% due 02/01/04, callable
  02/01/96...........................................  $   1,782,000  $  2,227,500
                                                                      ------------
TOTAL CORPORATE OBLIGATION
  (COST $1,537,687)..................................                    2,227,500
                                                                      ------------
SHORT TERM INVESTMENT (9.1%)
REPURCHASE AGREEMENT (9.1%)
Goldman Sachs 5.85% dated 11/30/95 due 12/01/95,
  proceeds $64,070,410 (collateralized by U.S.
  Treasury Notes, 4.375% - 7.750% due 2/29/96 -
  8/15/02 valued at $52,465,426 and U.S. Treasury         64,060,000    64,060,000
  Bonds, 8.750% - 12.750% due 11/15/10 - 5/15/20
  valued at $12,876,556).............................
                                                                      ------------

                                                                        64,060,000
TOTAL SHORT TERM INVESTMENT
(COST $64,060,000)...................................
                                                                      ------------
                                                                       719,131,881
TOTAL INVESTMENTS (101.8%) (COST $659,132,614).......
                                                                      (12,980,500)
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)........
                                                                      ------------
                                                                      $706,151,381
NET ASSETS (100.0%)..................................
                                                                      ------------
                                                                      ------------

(a) Non-income producing security.

 *  Foreign Security.

 +  Less than 0.1%

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $659,132,614)                             $719,131,881
Receivable for Investments Sold                                         3,451,913
Dividends Receivable                                                      778,585
Interest Receivable                                                        36,994
Prepaid Expenses and Other Assets                                           7,628
Cash                                                                           20
                                                                     ------------
    Total Assets                                                      723,407,021
                                                                     ------------

LIABILITIES
Payable for Securities Purchased                                       15,903,208
Advisory Fee Payable                                                    1,233,644
Administration Fee Payable                                                  3,375
Fund Services Fee Payable                                                   2,866
Accrued Expenses                                                          112,547
                                                                     ------------
    Total Liabilities                                                  17,255,640
                                                                     ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                        $706,151,381
                                                                     ------------
                                                                     ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                        $ 5,237,234
Dividend Income (Net of Withholding Tax of $29,223)
                                                                          1,430,143
Interest Income
                                                                        -----------
                                                                          6,667,377
    Investment Income

EXPENSES
Advisory Fee                                                $2,027,852
Financial and Fund Accounting Services Fee                      64,301
Fund Services Fee                                               27,539
Professional Fees                                               23,986
Administration Fee                                              19,884
Trustees' Fees and Expenses                                      7,631
Printing Fee                                                     6,017
Custodian Fees and Expenses                                      5,774
Insurance Fee                                                    4,024
Miscellaneous                                                    1,309
                                                            ----------
                                                                         (2,188,317)
    Total Expenses
                                                                        -----------

                                                                          4,479,060
NET INVESTMENT INCOME

                                                                         38,420,532
NET REALIZED GAIN ON INVESTMENTS

                                                                         54,248,739
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS
                                                                        -----------
                                                                        $97,148,331
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                        -----------
                                                                        -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                MONTHS ENDED       FOR THE FISCAL
                                              NOVEMBER 30, 1995      YEAR ENDED
                                                 (UNAUDITED)        MAY 31, 1995
                                              -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                         $   4,479,060       $   7,063,319
Net Realized Gain on Investments                 38,420,532          28,881,980
Net Change in Unrealized Appreciation of
 Investments                                     54,248,739          31,665,894
                                              -----------------   -----------------
Net Increase in Net Assets Resulting from
 Operations                                      97,148,331          67,611,193
                                              -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTEREST
Contributions                                    96,490,192         162,456,578
Withdrawals                                    (108,540,351)       (243,561,586)
                                              -----------------   -----------------
Net Decrease from Investors' Transactions       (12,050,159)        (81,105,008)
                                              -----------------   -----------------
Total Increase (Decrease) in Net Assets          85,098,172         (13,493,815)

NET ASSETS
Beginning of Period                             621,053,209         634,547,024
                                              -----------------   -----------------
End of Period                                 $ 706,151,381       $ 621,053,209
                                              -----------------   -----------------
                                              -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                 FOR THE SIX                             JULY 19, 1993
                                 MONTHS ENDED       FOR THE FISCAL     (COMMENCEMENT OF
                              NOVEMBER 30, 1995       YEAR ENDED      OPERATIONS) THROUGH
                                 (UNAUDITED)         MAY 31, 1995        MAY 31, 1994
                             --------------------   ---------------   -------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                                  0.65%(a)            0.71%               0.72%(a)
Net Investment Income                     1.33%(a)            1.21%               0.99%(a)
Portfolio Turnover                          42%                 75%                 97%+

------------------------
(a) Annualized.

 + Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    d)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1995, this fee amounted to $2,027,852.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the six months ended November 30, 1995, Signature's fee for these services amounted to $19,884.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios' in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of the The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the three months ended August 31, 1995, the fee for these services amounted to $64,301. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $27,539 for the six months ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Cheif Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,500.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1995 were as follows:

  COST OF       PROCEEDS
 PURCHASES     FROM SALES
------------  ------------
$260,687,543  $267,183,455

JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND                   THE
JPM INSTITUTIONAL DIVERSIFIED FUND                          JPM
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND                 INSTITUTIONAL
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND                   U.S. SMALL
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND                 COMPANY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY          SEMI-ANNUAL REPORT
OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.   NOVEMBER 30, 1995